Financial Instruments and Risk Management - Schedule of Financial Instruments and Fair Value Measurement (Details) - EUR (€)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Financial assets at fair value
Cash	€ 503,586	€ 493,129
Financial assets at amortized cost
Accounts receivable and other receivables	3,274,020	1,739,775
Amount due from related parties	5,942,031	10,443,887
Financial liabilities at amortized cost
Accounts payable and accrued liabilities	6,848,799	12,647,530
Amount due to related parties	59,083		€ 907,213
Lease liabilities	16,231	22,261		€ 36,325
Debt bond	2,187,381	2,314,057
Financial Assets at Fair Value [Member]
Financial assets at fair value
Cash	503,586	493,129
Financial assets at amortized cost
Accounts receivable and other receivables	3,274,020	1,739,775
Amount due from related parties	5,942,031	10,443,887
Financial liabilities at amortized cost
Accounts payable and accrued liabilities	6,848,799	12,647,530
Amount due to related parties	3,400,635	2,929,117
Lease liabilities	16,231	22,262
Bank loans	4,609,095	4,510,831
Debt bond	€ 2,187,381	€ 2,314,057